Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Capitalized Software	$ 223,390	$ 186,271
Accumulated amortization	(18,615)
Capitalized Software, net	204,775	186,271
Intangible Assets:
Total Intangible Assets	1,612,500	1,612,500
Accumulated amortization	(72,112)	(36,056)
Intangible assets, net	$ 1,540,388	1,576,444
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization method	3 years
Intangible Assets:
Total Intangible Assets		$ 186,271	31,700
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, amortization method	13 years 4 months 24 days	13 years 4 months 24 days
Intangible Assets:
Total Intangible Assets	$ 967,500	$ 967,500
Web Domain [Member]
Intangible Assets:
Total Intangible Assets	161,250	161,250
Trademarks [Member]
Intangible Assets:
Total Intangible Assets	$ 483,750	$ 483,750